Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

As of December 31, 2025, the Plan’s investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements at December 31, 2025 Using
	Investments Measured at Fair Value at	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	12/31/2025	(Level 1)	(Level 2)	(Level 3)
Company Common Stock	$6,845,556	$6,845,556	$—	$—
Money market funds	497	497	—	—
Mutual funds	138,617,401	138,617,401	—	—
Self-directed brokerage accounts	13,786,948	13,786,948	—	—
Total assets in the fair value hierarchy	159,250,402	159,250,402	-	-
Collective trust funds measured at NAV	18,984,127
Total investments	$178,234,529

As of December 31, 2024, the Plan’s investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements at December 31, 2024 Using
	Investments Measured at Fair Value at	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	12/31/2024	(Level 1)	(Level 2)	(Level 3)
Company Common Stock	$6,558,301	$6,558,301	$—	$—
Money market funds	6,483,939	6,483,939	—	—
Mutual funds	116,398,624	116,398,624	—	—
Self-directed brokerage accounts	11,163,602	11,163,602	—	—
Total assets in the fair value hierarchy	140,604,466	140,604,466	-	-
Collective trust funds measured at NAV	15,181,961
Total investments	$155,786,427